Long-term Payables - other	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Long-term Payables - other
18.	Long-term Payables — other

(1)	Long-term payables — other as of December 31, 2018 and 2017 are as follows:

(In millions of won)
	December 31, 2018		December 31, 2017
Payables related to acquisition of frequency usage rights	￦	1,939,082	1,328,630
Other(*)		29,702	18,133

	￦	1,968,784	1,346,763

(*)	Other includes other long-term employee compensation liabilities.

(2)	As of December 31, 2018 and 2017, details of long-term payables — other which consist of payables related to the acquisition of frequency usage rights are as follows (See note 16):

(In millions of won)
	December 31, 2018		December 31, 2017
Long-term payables — other	￦	2,476,738	1,710,255
Present value discount on long-term payables — other		(113,772)	(79,874)
Current installments of long-term payables — other		(423,884)	(301,751)

Carrying amount at December 31	￦	1,939,082	1,328,630

(3)	The repayment schedule of the principal amount of long-term payables — other related to acquisition of frequency usage rights as of December 31, 2018 is as follows:

(In millions of won)
	Amount
Less than 1 year	￦	425,349
1~3 years		850,699
3~5 years		444,480
More than 5 years		756,210

	￦	2,476,738